Dividends - Narrative (Details)	12 Months Ended
Dec. 31, 2018 $ / shares
Ordinary Shares
Disclosure of classes of share capital [line items]
Quarterly dividend paid per ordinary share (in USD per share)	$ 0.1025
American Depositary Share
Disclosure of classes of share capital [line items]
Quarterly dividend paid per ordinary share (in USD per share)	$ 0.615